Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Supplement to the Prospectus

dated May 30, 2013

Supplement dated August 30, 2013

EXTENDED EXPENSE LIMITATION

Effective September 1, 2013, the Fund’s adviser contractually has agreed to extend the Fund’s expense cap for another year at the current rate of 0.99%. The contractual agreement is in effect through August 31, 2014. Accordingly, the fee tables found in the Fund’s prospectus dated May 30, 2013 are hereby replaced with the fee tables below.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 12 of this prospectus.

Shareholder fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	1.00%[1]	None
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.12%	1.12%	1.12%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[2,3]	1.86%	2.61%	1.61%
Fee Waiver/Expense Reimbursement	(0.61)%	(0.61)%	(0.61)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%	2.00%	1.00%

[1]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Effective September 1, 2013, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

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